Note 3. Pledged Assets and Long-term Debt (Details) - USD ($)	1 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	Feb. 01, 2016	Dec. 31, 2014	Sep. 30, 2014
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Secured Debt, Current	$ 6,200
Debt Instrument, Convertible, Terms of Conversion Feature	The holder can elect to convert all or part of the debt into restricted shares of the Company’s common stock for a price equaling the lesser of $0.43 or a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of the conversion notice. The Company was also required to reserve 1,250,000 authorized but unissued shares of its common stock, per an irrevocable letter to the Company’s transfer agent.
Debt Instrument, Unamortized Discount	$ 81,425
holders of the 2009 Debentures
Debt Default, Short-term Debt, Amount	$ 365,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%
Debt Instrument, Convertible, Conversion Price	$ 2.00	$ 2.00
Central States Southeast and Southwest Areas Pension Fund
Debt Default, Short-term Debt, Amount	$ 408,031
Liabilities Subject to Compromise, Pension and Other Postretirement Obligations	408,031	$ 417,842			$ 415,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 312,000
David and Edna Kasmoch
Debt Default, Short-term Debt, Amount	$ 200,000	$ 200,000
Debt Instrument, Interest Rate, Stated Percentage	12.00%	12.00%
N-Viro Energy Limited
Debt Instrument, Interest Rate, Stated Percentage				5.00%